Shareholder Report, Holdings (Details) - Capital Group Dividend Value ETF - CGDV	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%